Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 2,654	$ 1,348
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Exchange differences on translation of foreign operations	27	41
Items that will not be reclassified subsequently to profit or loss:
Fair value of equity securities through other comprehensive income	(17)	28
Actuarial gain recognised	0	1
Deferred taxation thereon	3	0
Other comprehensive income that will not be reclassified to profit or loss	(14)	29
Other comprehensive income for the period, net of tax	13	70
Total comprehensive income for the period, net of tax	2,667	1,418
Attributable to:
Equity shareholders	2,296	1,182
Non-controlling interests	371	236
Total comprehensive income for the period, net of tax	$ 2,667	$ 1,418